9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 8,952	$ 9,992	$ 10,378